Equity Method Investment	6 Months Ended
Sep. 30, 2023
Equity Method Investment [Abstract]
EQUITY METHOD INVESTMENT

NOTE 9 — EQUITY METHOD INVESTMENT

For the six months ended September 30, 2022 and 2023, the Company recorded its pro-rata share of losses in Philectronics of RMBnil, as other (income) expenses, net in the consolidated statements of comprehensive loss. The Company recorded RMBnil impairment losses on its investment during the six months ended September 30, 2022 and 2023, as other expenses, net in the consolidated statements of comprehensive loss. Philectronics has net liability position and temporarily ceased its operation without foreseeable plan for resuming its business operation.

	Six months ended September 30,
	2022	2023
	RMB	RMB

Cost	1,425	1,425
Less: accumulated impairment	(1,425)	(1,425)
Equity method investment, net	-	-